Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ASSETS
Interest-bearing deposits	$ 7,991	$ 7,606
Prepaid expenses and other assets	890	754
Total assets	330,771	318,394
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	264,493	251,191
Shareholders' equity	66,278	67,203	$ 67,146
Total liabilities and shareholders' equity	330,771	318,394
Parent Company [Member]
ASSETS
Other interest-bearing deposits	30	23
Prepaid expenses and other assets	939	742
Total assets	66,300	67,235
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	22	32
Total liabilities	22	32
Shareholders' equity	66,278	67,203
Total liabilities and shareholders' equity	66,300	67,235
Parent Company [Member] | First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits	1,168	794
Investment	18,366	18,342
Parent Company [Member] | First Federal of Frankfort [Member]
ASSETS
Investment	44,740	46,526
Parent Company [Member] | First Federal of Kentucky [Member]
ASSETS
Interest-bearing deposits	$ 1,057	$ 808